Geographical Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Geographic Information [Abstract]
Schedule of geographic information
	For the three months ended March 31,		For the three months ended March 31,
	2022	%	2021	%
Southeast Asia	$2,398,184	29.6	1,220,564	15.1
EU	1,199,092	14.8	610,282	7.6
South Korea	719,455	8.9	366,169	4.5
Africa	479,637	5.9	244,113	3.0
North America	3,309,017	40.8	5,639,184	69.8
Total revenue	$8,105,384	100.0	$8,080,312	100.0

	2021	%	2020	%	2019	%
Southeast Asia	$7,170,190	19.2	12,109,193	31.9	25,988,621	75.0
EU	3,585,095	9.6	5,570,000	14.7	5,888,800	17.0
South Korea	2,151,056	5.8	3,770,000	9.9	2,771,200	8.0
Africa	1,434,038	3.8	961,200	2.5	-	-
North America	23,006,480	61.6	15,500,000	40.9	-	-
Total revenue	$37,346,859	100.0	$37,910,393	100.0	$34,648,621	100.0